MFS® ASIA PACIFIC EX-JAPAN FUND	MFS® EQUITY INCOME FUND
MFS® EMERGING MARKETS DEBT FUND	MFS® EUROPEAN EQUITY FUND
MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND	MFS® LATIN AMERICAN EQUITY FUND

Effective immediately, the sub-section entitled “Organization of the Fund” under the main heading “Management of the Fund” is restated in its entirety as follows:

Organization of the Fund

MFS Asia Pacific ex-Japan Fund, MFS Equity Income Fund, MFS European Equity Fund, and MFS Latin American Equity Fund, each an open-end investment company, are series of MFS Series Trust VII, a Massachusetts business trust organized in 1980. MFS Asia Pacific ex-Japan Fund, MFS Equity Income Fund, MFS Latin American Equity Fund, and MFS European Equity Fund are diversified Funds.

MFS Emerging Markets Debt Fund and MFS Emerging Markets Debt Local Currency Fund, each an open-end investment company, are series of MFS Series Trust X, a Massachusetts business trust organized in 1985 MFS Emerging Markets Debt Fund and MFS Emerging Markets Debt Local Currency Fund are non-diversified Funds.

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